SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options, Outstanding Beginning Balance	1,250,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.10
Options, Granted	1,400,000	1,250,000
Weighted Average Exercise Price, Granted	$ 0.40	$ 1.10
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired
Weighted Average Exercise Price, Expired
Outstanding Ending Balance	2,650,000	1,250,000
Weighted Average Outstanding Ending Balance	$ 0.73	$ 1.10
Exercisable Ending Balance	1,812,500	133,333
Weighted Average Exercisable Price Ending Balance	$ 0.73	$ 1.10
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Ending Balance	1,400,000
Weighted Average Outstanding Ending Balance	$ 1.10
Exercisable Ending Balance	562,500
Weighted Average Exercisable Price Ending Balance	$ 1.10
Options Term	4 years 3 months 10 days
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Ending Balance	1,250,000
Weighted Average Outstanding Ending Balance	$ 0.32
Exercisable Ending Balance	1,250,000
Weighted Average Exercisable Price Ending Balance	$ 0.32
Options Term	5 years